Summary of Significant Accounting Policies (Goodwill Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Impairment of goodwill	$ 5,045	$ 679	$ 2,029
Mexico [Member]
Goodwill [Line Items]
Impairment of goodwill	$ 5,045
Argentina [Member]
Goodwill [Line Items]
Impairment of goodwill		$ 679
Puerto Rico [Member]
Goodwill [Line Items]
Impairment of goodwill			$ 2,029